Expense Example, No Redemption	Prospectus #1 Calvert Growth Allocation Fund Class A 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class A 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class C 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class I 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class A 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class C 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class I 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class A 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class C 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class I 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class A 1 Year	Prospectus #2 Calvert Balanced Fund Class A 3 Years	Prospectus #2 Calvert Balanced Fund Class A 5 Years	Prospectus #2 Calvert Balanced Fund Class A 10 Years	Prospectus #2 Calvert Balanced Fund Class C 1 Year	Prospectus #2 Calvert Balanced Fund Class C 3 Years	Prospectus #2 Calvert Balanced Fund Class C 5 Years	Prospectus #2 Calvert Balanced Fund Class C 10 Years	Prospectus #2 Calvert Balanced Fund Class I 1 Year	Prospectus #2 Calvert Balanced Fund Class I 3 Years	Prospectus #2 Calvert Balanced Fund Class I 5 Years	Prospectus #2 Calvert Balanced Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class R6 1 Year	Prospectus #2 Calvert Balanced Fund Class R6 3 Years	Prospectus #2 Calvert Balanced Fund Class R6 5 Years	Prospectus #2 Calvert Balanced Fund Class R6 10 Years	Prospectus #2 Calvert Equity Fund Class A 1 Year	Prospectus #2 Calvert Equity Fund Class A 3 Years	Prospectus #2 Calvert Equity Fund Class A 5 Years	Prospectus #2 Calvert Equity Fund Class A 10 Years	Prospectus #2 Calvert Equity Fund Class C 1 Year	Prospectus #2 Calvert Equity Fund Class C 3 Years	Prospectus #2 Calvert Equity Fund Class C 5 Years	Prospectus #2 Calvert Equity Fund Class C 10 Years	Prospectus #2 Calvert Equity Fund Class I 1 Year	Prospectus #2 Calvert Equity Fund Class I 3 Years	Prospectus #2 Calvert Equity Fund Class I 5 Years	Prospectus #2 Calvert Equity Fund Class I 10 Years	Prospectus #2 Calvert Equity Fund Class R6 1 Year	Prospectus #2 Calvert Equity Fund Class R6 3 Years	Prospectus #2 Calvert Equity Fund Class R6 5 Years	Prospectus #2 Calvert Equity Fund Class R6 10 Years	Prospectus #3 Calvert Bond Fund Class A 1 Year	Prospectus #3 Calvert Bond Fund Class A 3 Years	Prospectus #3 Calvert Bond Fund Class A 5 Years	Prospectus #3 Calvert Bond Fund Class A 10 Years	Prospectus #3 Calvert Bond Fund Class C 1 Year	Prospectus #3 Calvert Bond Fund Class C 3 Years	Prospectus #3 Calvert Bond Fund Class C 5 Years	Prospectus #3 Calvert Bond Fund Class C 10 Years	Prospectus #3 Calvert Bond Fund Class I 1 Year	Prospectus #3 Calvert Bond Fund Class I 3 Years	Prospectus #3 Calvert Bond Fund Class I 5 Years	Prospectus #3 Calvert Bond Fund Class I 10 Years	Prospectus #3 Calvert Bond Fund Class R6 1 Year	Prospectus #3 Calvert Bond Fund Class R6 3 Years	Prospectus #3 Calvert Bond Fund Class R6 5 Years	Prospectus #3 Calvert Bond Fund Class R6 10 Years
USD ($)	564	756	964	1,563	170	529	912	1,787	68	217	378	846	559	736	929	1,485	164	508	876	1,710	62	195	340	762	559	736	929	1,485	164	508	876	1,710	62	195	340	762	562	748	950	1,530	169	523	902	1,763	67	211	368	822	62	195	340	762	563	751	955	1,541	169	523	902	1,766	67	211	368	822	61	192	335	750	447	602	770	1,258	156	485	838	1,618	54	172	301	676	47	150	262	590